UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Alternative Asset Allocation Fund
	Shares	Value ($)
Mutual Funds 80.6%
DWS Diversified Market Neutral Fund "Institutional" (a)	10,886,625	95,475,699
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	5,422,560	82,748,262
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	6,908,053	71,981,913
DWS Floating Rate Fund "Institutional" (a)	10,344,285	97,960,375
DWS Global Inflation Fund "Institutional" (a)	3,530,861	34,461,204
DWS RREEF Global Infrastructure Fund "Institutional" (a)	7,485,684	100,083,591
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	2,364,895	18,966,456

Total Mutual Funds (Cost $476,576,252)		501,677,500
Exchange-Traded Funds 18.7%
PowerShares DB U.S. Dollar Index Bullish Fund* (b)	578,493	12,449,169
SPDR Barclays Convertible Securities Fund	1,763,087	82,389,056
SPDR Barclays Short Term High Yield Bond Fund	708,069	21,851,009

Total Exchange-Traded Funds (Cost $109,892,439)		116,689,234
Cash Equivalents 0.7%
Central Cash Management Fund, 0.05% (a) (c) (Cost $4,188,351)	4,188,351	4,188,351

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $590,657,042) †	100.0	622,555,085
Other Assets and Liabilities, Net	0.0	(244,667)

Net Assets	100.0	622,310,418

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $636,502,597.  At December 31, 2013, net unrealized depreciation for all securities based on tax cost was $13,947,512.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,841,122 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $58,788,634.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DB Commodity Services LLC, a subsidiary of Deutshce Bank AG.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended December 31, 2013 is as follows:

Affiliate	Value ($) at 3/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 12/31/2013
DWS Diversified Market Neutral Fund	101,110,257	15,990,060	12,262,000	82,823	—	10,577,176	95,475,699
DWS Enhanced Commodity Strategy Fund	91,825,945	6,900,000	11,045,000	(2,763,932)	—	—	82,748,262
DWS Enhanced Emerging Markets Fixed Income Fund	59,377,585	50,254,980	33,733,000	(1,610,181)	1,979,980	—	71,981,913
DWS Floating Rate Fund	78,530,195	33,649,480	13,890,000	(134,398)	2,848,480	—	97,960,375
DWS Global Inflation Fund	69,731,650	2,805,113	30,288,000	(2,418,081)	432,113	—	34,461,204
DWS RREEF Global Infrastructure Fund	82,397,232	26,676,047	14,389,000	475,069	1,453,372	2,485,675	100,083,591
DWS RREEF Global Real Estate Securities Fund	57,598,217	2,202,513	38,974,000	9,228,093	820,513	—	18,966,456
PowerShares DB G10 Currency Harvest Fund	7,063,091	100,181	6,668,884	(353,981)	—	—	—
PowerShares DB U.S. Dollar Index Bullish Fund	—	13,265,048	325,657	(18,004)	—	—	12,449,169
Central Cash Management Fund	9,475,751	197,185,884	202,473,284	—	—	—	4,188,351
	557,109,923	349,029,306	364,048,825	2,487,408	7,534,458	13,062,851	518,315,020

(c)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$501,677,500	$—	$—	$501,677,500
Exchange-Traded Funds	116,689,234	—	—	116,689,234
Short-Term Investments	4,188,351	—	—	4,188,351

Total	$622,555,085	$—	$—	$622,555,085

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Fund, a series of DWS Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014